REVENUE, Contract Balances (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net contract assets (liabilities) [Abstract]
Contract assets	€ 271.8	€ 389.3	€ 272.0
Contract (liabilities)	(3,025.4)	(3,209.0)	(2,945.0)
Net liabilities	(2,753.6)	(2,819.7)	(2,673.0)
Contract liabilities [Abstract]
Revenue recognized, included in contract liabilities	1,473.3	1,947.3	2,073.6
Net revenue recognized through performance obligations satisfied in previous periods	432.1	727.0	308.0
Yamal LNG Plant [Member]
Net contract assets (liabilities) [Abstract]
Contract (liabilities)	€ (690.9)	€ (1,129.7)	€ (1,715.8)